Note 3 - Significant Transactions (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended											1 Months Ended									1 Months Ended									1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jul. 02, 2012	Jun. 30, 2012	Jun. 02, 2012	Apr. 25, 2012	Mar. 28, 2012	Feb. 27, 2012	Jan. 17, 2012	Jul. 31, 2012 Warrants Part of Additional Paid in Capital [Member] Convertible Notes Payable [Member] Private Placement [Member]	Jun. 30, 2012 Warrants Part of Additional Paid in Capital [Member] Visser MTA Agreement [Member]	Dec. 31, 2012 Warrants Part of Additional Paid in Capital [Member] Visser MTA Agreement [Member]	Jun. 30, 2012 Additional Warrants for Anti-Dilution Impact (Member) Visser MTA Agreement [Member]	Dec. 31, 2012 Additional Warrants for Anti-Dilution Impact (Member) Visser MTA Agreement [Member]	Jun. 30, 2012 Reduced for anti-dilution impact (Member) Secured Convertible Promissory [Member] Visser MTA Agreement [Member]	Jul. 02, 2012 Convertible Notes Payable [Member] Private Placement [Member]	Jul. 31, 2013 Convertible Notes Payable [Member]	Dec. 31, 2012 Convertible Notes Payable [Member]	Jul. 02, 2012 Convertible Notes Payable [Member]	Jun. 30, 2012 Secured Convertible Promissory [Member] Visser MTA Agreement [Member]	Jun. 30, 2012 Secured Convertible Promissory [Member] Visser MTA Agreement [Member]	Dec. 31, 2012 Secured Convertible Promissory [Member] Visser MTA Agreement [Member]	Dec. 31, 2012 Unsecured bridge promissory note [Member]	Jun. 02, 2012 Unsecured bridge promissory note [Member]	Apr. 25, 2012 Unsecured bridge promissory note [Member]	Mar. 28, 2012 Unsecured bridge promissory note [Member]	Feb. 27, 2012 Unsecured bridge promissory note [Member]	Jan. 17, 2012 Unsecured bridge promissory note [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Sep. 30, 2012 Visser MTA Agreement [Member]	Jun. 30, 2012 Visser MTA Agreement [Member]	Dec. 31, 2012 Visser MTA Agreement [Member]	Jul. 17, 2013 July 2, 2012 Private Placement [Member]	Dec. 31, 2012 July 2, 2012 Private Placement [Member]
Note 3 - Significant Transactions (Details) [Line Items]
Debt Instrument, Face Amount										$ 1,050,000	$ 300,000	$ 350,000	$ 200,000	$ 200,000							$ 12,000,000			$ 12,000,000	$ 2,000,000		$ 2,000,000	$ 1,050,000	$ 1,050,000	$ 300,000	$ 350,000	$ 200,000	$ 200,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																					$ 0.352	$ 0.0774	$ 0.1095	$ 0.352			$ 0.22
Debt Instrument, Interest Rate, Stated Percentage											8.00%	8.00%	8.00%								8.00%			8.00%									8.00%
Senior Convertible Notes Arithmetic Average Percentage																					87.50%
Minimum Average Daily Trading Volume During Measurement Period																					250
Minimum Average Daily Trading Volume During Measurement Period Including Exception																					150
Common Stock, Shares, Issued (in Shares)	373,040,523		373,040,523		242,074,324	134,467,554																																	163,641,547	50,171,418
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)					29,779,557										18,750,000	15,000,000	15,000,000	18,539,762
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.49		0.49												0.384				0.22	0.18
Arithmetic average of lowest weighted average prices of common stock							79.00%								87.50%						79.00%
Trading days															20 days
Trading day preceding reset date															2 days
Stock Issued During Period, Shares, New Issues (in Shares)																																		30,000,000				30,000,000
Sale of Stock, Price Per Share (in Dollars per share)																																		$ 0.10	$ 0.10	$ 0.10		$ 0.10
Proceeds from Issuance of Common Stock				3,000,000	3,000,000																													3,000,000				3,000,000
Deferred Finance Costs, Net	0		0		399,000			1,033,000	1,355,000																1,789,000	1,355,000
Adjustments to Additional Paid in Capital, Warrant Issued																									2,905,000	2,905,000
Share Price (in Dollars per share)	$ 0.384		$ 0.384																															$ 0.31	$ 0.31		$ 0.31
Manufacturing Contract Costs (in Dollars per share)																																		$ 0.21	$ 0.21		$ 0.21
Operating Expenses	$ 1,581,000	$ 1,589,000	$ 4,564,000	$ 10,254,000	$ 12,093,000	$ 7,076,000																													$ 6,300,000		$ 6,300,000
Class of Warrant or Right, Unissued (in Shares)																									0.22
Investment Warrants, Exercise Price (in Dollars per share)																$ 0.22